Debt - Summary of Outstanding Principal Amounts Under The Credit Facility (Parenthetical) (Detail)		12 Months Ended
	Aug. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Debt Instrument [Line Items]
Prime Rate		3.25%	4.75%	0.25%
Prime Rate [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		0.25%	0.25%
Prime Rate [Member] | Term Loan Facility
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	1.00%	1.00%	1.00%